GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

12.                     GOODWILL

Goodwill consists of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Acquisition of Shuntong	—	9,620	1,528
Acquisition of Ruitai	—	14,104	2,241
Acquisition of Huizhou FAW-VW	—	34,175	5,430
Acquisition of Yuchen	—	15,735	2,500

	—	73,634	11,699

As of December 31, 2011, the Company assessed impairment on its goodwill derived from the acquisitions of Shuntong, Ruitai, Huizhou FAW-VW, and Yuchen. No impairment loss was recognized.